Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	$ 7.8	$ 7.6	$ 7.4
Cash margin accounts related to derivative instruments recognized	10.9	41.8
Interest Income (Expense), Net	(174.1)	(163.1)	(171.1)
Cumulative net mark to market valuation of certain derivative positions recognized in unallocated derivative gains (losses)	$ 1.7	(35.6)
Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on early termination agreement				$ 58.1
Foreign currency exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument maturity	1 year
Treasury Lock [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount					$ 300.0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	$ 2.7
Interest rate contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Deferred pre-tax net gain (loss) included in accumulated other comprehensive loss	(3.8)	(7.0)
Tax impact related to deferred losses and gains on cash flow hedges included in accumulated other comprehensive loss	0.9	$ 2.6
Effective portion of the hedge loss reclassified to interest expense over the next twelve months	(0.4)
Gain (loss) on early termination agreement				$ 4.6
Total Through Q4 2018 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	$ 25.0
Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument maturity	1 year
Fiscal Year Two Thousand Nineteen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	$ 8.0
Fiscal Year Two Thousand Twenty [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	8.1
Fiscal Year Two Thousand Twenty One [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	8.4
Fiscal Year Two Thousand Twenty Two [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	$ 4.0
3.50% Senior Notes due October 15, 2021 [Member]
Debt Instrument [Line Items]
Interest rate on notes	3.50%	3.50%
Interest Expense [Member] | Interest rate contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)	$ (0.5)	$ (0.6)	(0.6)
Interest Expense [Member] | Interest rate contract [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)		$ (0.6)	$ (0.6)